Equity (Dividend Restrictions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Metropolitan Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	$ 1,489
Total amount of dividend pre-approved by regulatory agency		$ 821
Metropolitan Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			$ 3,753
American Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	0	0
American Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			0
MetLife Insurance Company USA
Statutory Accounting Practices [Line Items]
Paid	500	155
MetLife Insurance Company USA | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			586
Metropolitan Property and Casualty Insurance Company
Statutory Accounting Practices [Line Items]
Paid	235	200
Metropolitan Property and Casualty Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			130
Metropolitan Tower Life Insurance Company
Statutory Accounting Practices [Line Items]
Paid	$ 102	$ 73
Metropolitan Tower Life Insurance Company | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval			$ 70